Deposits - Summary of Maturity Schedule for Term Deposits (Parenthetical) (Detail) $ in Millions	Apr. 30, 2026 CAD ($)
Disclosure Of Deposits [line Items]
Foreign term deposits in excess	$ 504,269	[1],[2]
Foreign countries [member] | Bottom of range [member]
Disclosure Of Deposits [line Items]
Foreign term deposits in excess	$ 100,000

[1]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[2]	Deposits denominated in U.S. dollars amount to $317,453 (January 31, 2026 – $310,021 ; October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $20,300 (January 31, 2026 – $20,881; October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $36,731 (January 31, 2026 – $35,542; October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $109,608 (January 31, 2026 – $110,665; October 31, 2025 – $117,530).